UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Legg Mason Investment Trust, Inc.

Name of Fund:

100 Light Street

Baltimore, MD 21202

Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	11

Portfolio of Investments

Legg Mason Opportunity Trust

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.0%

Consumer Discretionary — 31.3%
Hotels, Restaurants and Leisure — 2.3%
Boyd Gaming Corp.	2,000,000	$18,720,000
Fontainebleau Equity Holding LLC	2,083,333	16,354,164	A,B
Fountainebleau Resorts LLC 12.5% Pfd.	46,599	38,211,123	A,B

		73,285,287

Household Durables — 12.0%
Centex Corp.	5,500,000	89,100,000
Lennar Corp.	5,000,000	75,950,000
Meritage Homes Corp.	1,390,400	34,342,880	C
Pulte Homes Inc.	5,796,649	80,979,186
The Ryland Group Inc.	3,800,000	100,776,000	D

		381,148,066

Internet and Catalog Retail — 11.0%
Amazon.com Inc.	3,352,521	243,929,428	C,E
Expedia Inc.	6,950,300	105,019,033	C

		348,948,461

Leisure Equipment and Products — 4.1%
Eastman Kodak Co.	8,500,000	130,730,000

Media — 1.9%
Spot Runner Inc.	10,250,359	61,502,154	A,B,D

Financials — 19.1%
Capital Markets — 1.2%
Apollo Global Management	3,000,000	39,000,000	B,F

Commercial Banks — 1.1%
National City Corp.	11,185,030	19,573,802
Wachovia Corp.	4,200,000	14,700,000

		34,273,802

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Financials — Continued
Consumer Finance — 0.5%
AmeriCredit Corp.	1,405,347	$14,236,165	C

Diversified Financial Services — 3.8%
CIT Group Inc.	8,500,000	59,160,000
J.P. Morgan Chase and Co.	1,000,000	46,700,000
OANDA Corp.	710,721	14,612,424	A,B

		120,472,424

Insurance — 7.7%
Assured Guaranty Ltd.	6,000,000	97,560,000	D
Genworth Financial Inc.	4,500,000	38,745,000
MBIA Inc.	3,500,000	41,650,000
XL Capital Ltd.	3,700,000	66,378,000

		244,333,000

Real Estate Investment Trusts (REITs) — 2.2%
Chimera Investment Corp.	1,167,784	7,251,939
Ellington Financial LLC	2,500,000	50,600,000	A,B,C,D,F
iStar Financial Inc.	4,853,424	12,618,902

		70,470,841

Real Estate Management and Development — 2.6%
Domus Co. Investment Holdings LLC	95,000,000	71,250,000	A,B
HouseValues Inc.	4,590,087	12,163,731	C,D

		83,413,731

Health Care — 4.9%
Biotechnology — 0.9%
MannKind Corp.	7,013,353	27,071,543	C,D

Health Care Providers and Services — 4.0%
Health Net Inc.	5,400,000	127,440,000	C,D

Quarterly Report to Shareholders	13

	Shares/Par	Value
Industrials — 3.6%
Airlines — 2.2%
Delta Air Lines Inc.	4,000,000	$29,800,000	C
UAL Corp.	4,500,000	39,555,000

		69,355,000

Professional Services — 1.4%
Monster Worldwide Inc.	3,000,000	44,730,000	C

Information Technology — 14.9%
Computers and Peripherals — 1.0%
Sun Microsystems Inc.	4,439,400	33,739,440	C

Internet Software and Services — 6.5%
Ning Inc. Pfd.	7,796,420	52,313,978	A,B,D,G
Sermo Inc. Series C Cv. Pfd.	2,783,874	25,000,024	A,B,D,G
Yahoo! Inc.	7,000,000	121,100,000	C
Zillow Inc. Series C Pfd.	4,326,440	10,004,892	A,B,D,G

		208,418,894

Information Technology Services — 0.8%
Bill Me Later Inc. Pfd.	690,036	25,000,004	A,B,G

Software — 6.6%
CA Inc.	3,675,200	73,356,992
Convera Corp.	4,458,612	4,770,715	C,D
Red Hat Inc.	8,651,275	130,374,714	C

		208,502,421

Investment Funds — 7.3%
AP Alternative Assets, LP	3,750,000	35,625,000	B
Arience Capital Offshore Intermediate Plan Fund, Ltd.	500,000	3,192,350	A,B
Arience Capital Partners I LP	33,341,400	51,709,177	A,B
Arience Capital Partners III LP	500,000	412,050	A,B
Aston Capital Partners LP	25,000,000	27,237,500	A,B

14	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Investment Funds — Continued
Lane Five Capital Partners	25,000,000	$20,065,000	A,B,D
Nomad Investment Co. LP	40,500,000	39,240,450	A,B
Omega Capital Partners LP	30,000,000	36,717,000	A,B
Pangaea One LP	20,610,350	18,565,804	A,B,D

		232,764,331

Telecommunication Services — 15.0%
Diversified Telecommunication Services — 7.2%
Level 3 Communications Inc.	84,975,191	229,433,016	C,D

Wireless Telecommunication Services — 7.8%
NII Holdings Inc.	4,644,293	176,111,590	C
Sprint Nextel Corp.	11,500,000	70,150,000	E

		246,261,590

Utilities — 2.9%
Independent Power Producers and Energy Traders — 2.9%
The AES Corp.	8,000,000	93,520,000	C

Total Common Stocks and Equity Interests (Cost — $3,855,314,199)		3,148,050,170

Repurchase Agreement — 2.4%
JPMorgan Chase and Co.
1.00%, dated 9/30/08, to be repurchased at $74,503,180 on 10/1/08 (Collateral: $76,100,000 Federal Home Loan Bank bond, 2.817%, due 9/10/09, valued $76,028,847)	$74,501,111	74,501,111

Total Repurchase Agreements (Cost — $74,501,111)		74,501,111

Quarterly Report to Shareholders	15

Value
Total Investments — 101.4% (Cost — $3,929,815,310)H	3,222,551,281
Other Assets Less Liabilities — (1.4)%	(44,243,040)

Net Assets — 100.0%	$3,178,308,241

Net Asset Value Per Share:
Primary Class	$8.79

Class R	$9.06

Financial Intermediary Class	$9.13

Institutional Class	$9.31

N.M. Not Meaningful.

A	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
B	Restricted Security. Security is valued at fair value as determined in good faith under the procedures established by the Board of Directors.
C	Non-income producing.
D

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2008, the total market value of Affiliated Companies was $837,266,857, and the cost was $998,219,509.

E	All or a portion of this security is pledged as collateral for securities sold short. As of September 30, 2008, the total market value of pledged securities was $251,352,000.
F

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.59% of net assets.

G	Convertible Security — Security may be converted into the issuer’s common stock.
H

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$521,883,784
Gross unrealized depreciation	(1,229,147,813)

Net unrealized depreciation	$(707,264,029)

ADR — American Depository Receipt

Pfd. — Preferred Stock

16	Quarterly Report to Shareholders

Schedule Of Securities Sold Short

Legg Mason Opportunity Trust

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests Sold Short — (4.6)%
Health Care — (2.0)%
Health Care Equipment and Supplies — (2.0)%
Intuitive Surgical Inc.	(260,000)	$(62,654,800)

Industrials — (2.6)%
Electrical Equipment — (2.5)%
First Solar Inc.	(425,000)	(80,286,750)

Marine — (0.1)%
DryShips Inc.	(100,000)	(3,549,000)

Total Common Stocks and Equity Interests Sold Short (Proceeds — $(167,361,197))		$(146,490,550)

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$3,222,551,281	$2,511,437,076	$149,126,111	$561,988,094
Investment in Securities — liabilities	$(146,490,550)	$(146,490,550)	—	—
Other Financial Instruments	—	—	—	—

Total	$3,076,060,731	$2,364,946,526	$149,126,111	$561,988,094

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of [12/31/07]	$629,117,200	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	6,405,198
Change in unrealized appreciation (depreciation)	(85,286,574)
Net purchases (sales)	11,752,270
Transfers in and/or out of Level 3

Balance as of [9/30/08]	$561,988,094	$—

Transactions in Affiliated Companies:

An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s voting securities transactions during the period ended September 30, 2008, with companies which are or were affiliated were as follows:

Company	Affiliates Mkt Value at 12/31/07	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliates Mkt Value at 09/30/08	Realized Gain/Loss

		Cost	Shares/Par	Cost	Shares/Par
Assured Guaranty Ltd.B	—	67,160,032	6,000,000			270,000	97,560,000
Beazer Homes USA Inc.A	26,748,000			122,052,379	3,600,000			(104,444,442)
Career Ed Corp.A	128,214,000	7,313,251	400,000	166,447,671	5,500,000			(88,423,027)
Chimera Investment Corp.A	59,004,000	5,482,853	422,000	38,313,240	2,554,216	1,645,597		(12,279,120)
Convera Corp.	15,388,890			4,936,248	1,096,944		4,770,715	(3,623,761)
Co Invest Hamlet HoldingsC	—	125,000,000	N/A	125,000,000	N/A			(62,500,000)
CROCS inc.C	—	82,072,298	4,977,300	82,072,298	4,977,300			(60,430,407)
Ellington Financial LLC	50,000,000						50,600,000
Exide TechnologiesA	90,909,896			48,652,563	11,363,737			119,718,091
Health Net Inc.B	—	155,451,109	5,400,000				127,440,000
HouseValues Inc.	15,500,000			2,350,524	409,913		12,163,731	(1,204,665)
Indymac Bancorp Inc.A	30,345,000			89,951,004	5,100,000			(77,568,596)
Lane Five Capital Partners	26,547,500						20,065,000
Level 3 Communications Inc.	288,800,000	9,467,299	5,000,000	59,256,808	15,024,809		229,433,016	(11,813,802)
MannKind Corp.	112,412,083			120,063,755	7,108,768		27,071,543	(100,631,848)
Meritage Home CorpA	37,882,000			47,942,600	1,209,600			(19,892,449)
Netflix Inc.A	199,650,000			164,298,046	7,500,000			52,237,943
Ning, Inc.	25,000,000						52,313,978	—
Nutrisystem Inc.A	94,430,000			135,285,291	3,500,000			(88,235,140)
OANDA CorporationA	29,999,976			9,707,612	340,000			(2,717,212)
Pangaea One, LP	7,958,102	14,671,819	N/A	552,580	N/A		18,565,804
Radian Group Inc.A	65,408,000			108,249,876	5,600,000	167,492		(86,906,271)
Red Hat Inc.C	—			21,502,087	1,048,725			(3,049,078)
The Ryland Group Inc.	104,690,000	27,000	567,778	937,089	27,000	1,361,520	100,776,000	(139,779)
Spot Runner, Inc.	46,695,284	10,000,002	1,666,667				61,502,154
Sermo Inc., Series C Pfd.	25,000,024						25,000,024
UAL CorpA	317,374,000	85,930,181	6,100,000	386,373,502	10,500,000	19,135,000		(324,348,455)
US Airways Group Inc.C	—	17,470,928	1,400,000	90,515,461	5,400,000			(74,529,558)
Zillow, Inc. Series C Pfd.	19,999,834						10,004,892

	1,817,956,590	512,886,739		1,824,460,633		22,579,609	837,266,857	(950,781,576)

A	This company is no longer an affiliated company

B	At the beginning of the reporting period, this security did not have affiliate status because the fund owned less than 5% of the company’s voting securities.

C	This company is no longer an affiliated company and was not an affiliate at the beginning of the year. During the reporting period this security held affiliate status.

Restricted Securities

Certain of the fund’s investments are restricted as to resale and are valued at fair value as determined under policies approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value at 09/30/08	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments

AP Alternative Assets, LP	3,750,000	June 2006	$75,000,000	$35,625,000	$9.50	1.12%	1,725,000
Apollo Global Management	3,000,000	August 2007	72,000,000	39,000,000	$13.00	1.23%	990,000
Arience Capital Partners I LP, Class C		March 2003	33,341,400	51,709,177	$1.55	1.63%
Arience Capital Offshore Intermediate		February 2007	500,000	3,192,350	$6.38	0.10%
Plan Fund, Ltd.
Arience Capital Partners III, L.P		January 2008	500,000	412,050	$0.82	0.01%
Aston Capital Partners LP		November 2005	25,000,000	27,237,500	$1.09	0.86%
Bill Me Later Inc.	690,036	July 2007	25,000,004	25,000,004	$36.23	0.79%
Domus Co. Investment Holdings LLC		April 2007	95,000,000	71,250,000	$0.75	2.24%
Ellington Financial LLC	2,500,000	August 2007	50,000,000	50,600,000	$20.24	1.59%
Fontainebleau Equity	2,083,333	June 2007	24,999,996	16,354,164	$7.85	0.51%
Holding LLC
Fontainebleau Resorts LLC	46,599	June 2007	46,598,931	38,211,123	$820.00	1.20%
12.5% Pfd.
Lane Five Capital Partners LP		January 2007	25,000,000	20,065,000	$0.80	0.63%
NING Inc.	7,796,420	July 2007	25,000,000	52,313,978	$6.71	1.65%
OANDA Corporation	710,721	August 2007	20,292,364	14,612,424	$20.56	0.46%
Omega Capital Partners LP		June 2002, January 2006	30,000,000	36,717,000	$1.22	1.16%
Pangaea One LP		August & September 2007,	20,610,350	18,565,803	$0.90	0.58%	3,318,256	53,375,913
		January, March, May, August 2008
Sermo Inc. Series C	2,783,874	August 2007	25,000,000	25,000,024	$8.98	0.79%
Spot Runner Inc.	10,250,359	March & June 2007, January 2008	50,000,006	61,502,154	$6.00	1.94%
Nomad Investment Co. LP	40,500,000	October 2006 & January 2008	40,500,000	39,240,450	$0.97	1.23%
Zillow Inc. Series C, Pfd.	4,326,440	September 2007	20,000,001	10,004,893	$2.31	0.31%

			$704,343,052	$636,613,094		20.03%	6,033,256	53,375,913

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.

Date: November 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.

Date: November 19, 2008